Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	86,312.50
Total Transaction Valuation	625,000,000.00
Total Offset Amount	86,312.50
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A